Summary of Charges Recorded in Connection with Restructuring by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Restructuring Cost And Reserve [Line Items]
Current Year Charges	$ 42,310	$ 17,514
2020 MAP to Growth
Restructuring Cost And Reserve [Line Items]
Current Year Charges	42,310	17,514
Cumulative Costs to Date	59,824
Total Expected Costs	81,414
2020 MAP to Growth | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	32,519	9,957
Cumulative Costs to Date	42,476
Total Expected Costs	49,899
2020 MAP to Growth | Facility Closure and Other Related Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	8,195	6,184
Cumulative Costs to Date	14,379
Total Expected Costs	27,083
2020 MAP to Growth | Other Asset Write-offs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	1,596	1,373
Cumulative Costs to Date	2,969
Total Expected Costs	4,432
2020 MAP to Growth | Industrial Segment
Restructuring Cost And Reserve [Line Items]
Current Year Charges	19,999	4,587
Cumulative Costs to Date	24,586
Total Expected Costs	34,528
2020 MAP to Growth | Industrial Segment | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	14,032	2,169
Cumulative Costs to Date	16,201
Total Expected Costs	21,123
2020 MAP to Growth | Industrial Segment | Facility Closure and Other Related Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	5,398	1,045
Cumulative Costs to Date	6,443
Total Expected Costs	10,532
2020 MAP to Growth | Industrial Segment | Other Asset Write-offs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	569	1,373
Cumulative Costs to Date	1,942
Total Expected Costs	2,873
2020 MAP to Growth | Consumer Segment
Restructuring Cost And Reserve [Line Items]
Current Year Charges	5,959	10,791
Cumulative Costs to Date	16,750
Total Expected Costs	21,580
2020 MAP to Growth | Consumer Segment | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	2,516	5,652
Cumulative Costs to Date	8,168
Total Expected Costs	8,168
2020 MAP to Growth | Consumer Segment | Facility Closure and Other Related Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	2,445	5,139
Cumulative Costs to Date	7,584
Total Expected Costs	12,200
2020 MAP to Growth | Consumer Segment | Other Asset Write-offs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	998
Cumulative Costs to Date	998
Total Expected Costs	1,212
2020 MAP to Growth | Specialty Segment
Restructuring Cost And Reserve [Line Items]
Current Year Charges	6,368
Cumulative Costs to Date	6,368
Total Expected Costs	13,186
2020 MAP to Growth | Specialty Segment | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	5,987	0
Cumulative Costs to Date	5,987
Total Expected Costs	8,488
2020 MAP to Growth | Specialty Segment | Facility Closure and Other Related Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	352
Cumulative Costs to Date	352
Total Expected Costs	4,351
2020 MAP to Growth | Specialty Segment | Other Asset Write-offs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	29
Cumulative Costs to Date	29
Total Expected Costs	347
2020 MAP to Growth | Corporate/Other Segment
Restructuring Cost And Reserve [Line Items]
Current Year Charges	9,984	2,136
Cumulative Costs to Date	12,120
Total Expected Costs	12,120
2020 MAP to Growth | Corporate/Other Segment | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	9,984	$ 2,136
Cumulative Costs to Date	12,120
Total Expected Costs	$ 12,120